SEGMENTAL INFORMATION GEOGRAPHIC SEGMENT DATA (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	$ 78,299	$ 71,193	$ 153,226	$ 129,796
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	18,606	23,810	35,793	47,248
Vessels, net	416,806		416,806		379,061
UNITED ARAB EMIRATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	11,932	12,018	23,818	24,035
Vessels, net	148,016		148,016		153,097
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	16,392	8,790	32,469	8,790
Vessels, net	$ 240,951		$ 240,951		$ 247,942